Significant Accounting Judgments Estimates and Assumptions	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Judgements And Estimates Assumptions [Abstract]
Significant Accounting Judgments Estimates and Assumptions
4.	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
The preparation of these financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities and contingent liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Judgments, estimates and assumptions are continually evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ materially from these estimates. The key areas where judgments, estimates and assumptions have been made are summarized below.

(i)	Significant judgments in applying accounting policies
The areas which require management to make significant judgments in applying the Company’s accounting policies are:
a)
        Impairment analysis – property, plant and equipment and evaluation and exploration assets
As required under IAS 36 and IFRS 6, the Company reviews its property, plant and equipment and its evaluation and exploration assets for impairment based on results to date and when events and changes in circumstances indicate that the carrying value of the assets may not be recoverable. The Company is required to make certain judgments in assessing indicators of impairment. The Company’s assessment was that as at December 31, 2019, indicators of impairment existed. The indicators were that the enterprise value was significantly below the total assets, combined with a market capitalization significantly lower than the net assets of the Company. These conditions have been present for a significant amount of time. After the Company assessed for impairment, as at December 31, 2019, it was determined that an impairment loss of $115,753 on property, plant and equipment occurred. This impairment loss is specific to the GK Mine CGU. The Company’s assessment was that as at December 31, 2019 no indicator of an impairment in the carrying value of its evaluation and exploration assets related to KNP had occurred. The Company’s assessment was that as at December 31, 2018 no indicator of an impairment in the carrying value of its property, plant and equipment and evaluation and exploration assets had occurred.
The GK Mine CGU’s recoverable amount of $510.1 million as at December 31, 2019 was determined using the fair value less cost of disposal, which was calculated based on projected future cash flows utilizing the latest information available and Management’s estimates, including; throughput and grade, revenues, operating costs, cost of selling diamonds, capital expenditures, foreign exchange rates and diamond price, including anticipated increases in pricing by way of improving market dynamics.
These projected cash flows were prepared using a 0% real growth escalation factor for 2020 and a 2.5% real growth escalation factor on diamond pricing thereafter, and discounted using a post-tax discount rate of 7.55% on cash flows from proven and probable mineral reserves and converted resources, representing the estimated weighted average cost of capital. These rates were estimated based on the capital asset pricing model where the costs of equity were
based on, among other things, estimated interest rates, market returns on equity, share volatility, leverage and risks specific to the mining sector and the GK Mine CGU. The valuation is considered to be level 3 in the fair value hierarchy due to unobservable inputs.
Sensitivities
The projected cash flows and estimated fair value less cost of disposal can be affected by any one or more changes in the estimates used. Changes in diamond price per carat, the real growth escalation factor on diamond pricing and the discount rate have the most substantial influence on the GK Mine CGU’s valuation. A 10% increase in diamond price per carat would change the fair value less cost to sell by approximately $131 million. A 0.5% increment in the real growth escalation factor on diamond pricing would change the fair value less cost to sell by approximately $29 million. A 0.5% increment in the discount rate would change the fair value less cost to sell by approximately $11 million. If the GK Mine CGU were to continue to operate at current diamond pricing levels, there would be a further impairment charge.
b)
Leases
The Company is required to make certain judgments in assessing lease liabilities and right-of-use
assets. The Company has applied judgment to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use
assets recognized. Also, the incremental borrowing rate is the rate which the operation would have to pay to borrow, over a similar term and with a similar security, the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment. This is an area of significant judgment as incremental borrowing rates are not always explicitly stated in the lease agreements being assessed.

ii)	Significant accounting estimates and assumptions
The areas which require management to make significant estimates and assumptions in determining carrying values include, but are not limited to:
a)
    Mineral reserves and resources
Mineral reserve and resource estimates include numerous uncertainties and depend heavily on geological interpretations and statistical inferences drawn from drilling and other data, and require estimates of the future price for the commodity and future cost of operations. The mineral reserve and resources are subject to uncertainty and actual results may vary from these estimates. Results from drilling, testing and production, as well as material changes in commodity prices and operating costs subsequent to the date of the estimate, may justify revision of such estimates. Changes in the proven and probable mineral reserves or measured and indicated and inferred mineral resources estimates may impact the carrying value of the properties. This will also impact the carrying value of the decommissioning and restoration liability and future depletion charges.
b)
    Provision for decommissioning and restoration
The decommissioning and restoration liability and the accretion recorded are based on estimates of future cash flows, discount rates, and assumptions regarding timing. The estimates are subject to change and the actual costs for the decommissioning and restoration liability may change significantly. Significant assumptions exist for the determination of what constitutes decommissioning and restoration. Judgment has been applied by management to determine which decommissioning and restoration costs have been appropriately capitalized to inventory, based on the nature of the costs incurred upon reaching commercial production.
c)
    Deferred taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and on unused losses carried forward, and are measured using the substantively enacted tax rates that are expected to be in effect when the differences are expected to reverse or losses are expected to be utilized. Deferred tax assets are recorded to recognize tax benefits only to the extent that, based on available evidence, including forecasts which include taxable profits, it is probable that they will be realized. Significant judgment is involved in determining when an adequate track record has been established to support the accuracy of the assumptions related to the forecasts of taxable profits.
d)
    Business combinations
Determination of whether a set of assets acquired and liabilities assumed constitute the acquisition of a business or asset may require may require the Company to make certain judgments as to whether or not the assets acquired and liabilities assumed include the inputs, processes and outputs necessary to constitute a business as defined in IFRS 3 – Business Combinations. Based on an assessment of the relevant facts and circumstances, the Company concluded that the acquisition of Kennady Diamonds Inc. on April 13, 2018 did not meet the criteria for accounting as a business combination (Note 6).